SEI INSTITUTIONAL INVESTMENTS TRUST

Enhanced LIBOR Opportunities Fund
Multi-Asset Real Return Fund

Supplement dated December 7, 2012
to the Class A Shares Prospectus dated September 30, 2012

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus, and should be read in conjunction with such Prospectus.

Notification of Change in Name of the Enhanced LIBOR Opportunities Fund

At a meeting held on December 4, 2012, the Board of Trustees of SEI Institutional Investments Trust approved changing the name of the Trust's Enhanced LIBOR Opportunities Fund to the Opportunistic Income Fund (the "Fund"), effective January 1, 2013.

The Fund's investment objective and principal investment strategies will not change as a result of this change and the Fund will continue to be managed in the manner described in the Prospectus. Accordingly, all references in the Prospectus to "Enhanced LIBOR Opportunities Fund" are hereby deleted and replaced with "Opportunistic Income Fund."

Change in Disclosure of Portfolio Holdings Information for the Multi-Asset Real Return Fund

In the section entitled "Disclosure of Portfolio Holdings Information," the first paragraph is hereby deleted in its entirety and replaced with the following:

Portfolio holdings information for a Fund can be obtained on the Internet at the following address: http://www.seic.com/holdings_home.asp (the Portfolio Holdings Website). Five calendar days after each month end, a list of all portfolio holdings in each Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the fifth calendar day of the thirteenth month after the date to which the data relates, at which time it will be permanently removed from the site.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-813 (12/12)

SEI INSTITUTIONAL INVESTMENTS TRUST

Enhanced LIBOR Opportunities Fund
Multi-Asset Real Return Fund

Supplement dated December 7, 2012
to the Statement of Additional Information ("SAI") dated September 30, 2012

This Supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with such SAI.

Notification of Change in Name of the Enhanced LIBOR Opportunities Fund

At a meeting held on December 4, 2012, the Board of Trustees of SEI Institutional Investments Trust approved changing the name of the Trust's Enhanced LIBOR Opportunities Fund to Opportunistic Income Fund (the "Fund"), effective January 1, 2013.

The Fund's investment objective and principal investment strategies will not change as a result of this change and the Fund will continue to be managed in the manner described in the Prospectus. Accordingly, all references in the SAI to "Enhanced LIBOR Opportunities Fund" are hereby deleted and replaced with "Opportunistic Income Fund."

Change in Disclosure of Portfolio Holdings Information for the Multi-Asset Real Return Fund

In the section entitled "Disclosure of Portfolio Holdings Information," the second paragraph is hereby deleted in its entirety and replaced with the following:

Five calendar days after each month end, a list of all portfolio holdings in each Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the fifth calendar day of the thirteenth month after the date to which the data relates, at which time it will be permanently removed from the site.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-814 (12/12)